Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.59%
Australia–2.21%
Atlas Arteria Ltd.	230,809	$1,074,105
Transurban Group	185,128	1,635,718
		2,709,823
Brazil–0.69%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	120,065	848,860
Canada–13.83%
Enbridge, Inc.	260,143	10,997,982
Gibson Energy, Inc.	66,264	1,275,080
Keyera Corp.	21,922	515,822
Pembina Pipeline Corp.	42,732	1,356,774
TC Energy Corp.	54,068	2,791,978
		16,937,636
China–4.08%
China Gas Holdings Ltd.	242,800	412,068
China Resources Gas Group Ltd.	70,000	350,070
China Water Affairs Group Ltd.	146,000	170,762
Kunlun Energy Co. Ltd.	2,078,000	2,152,640
SITC International Holdings Co. Ltd.	504,000	1,913,008
		4,998,548
France–5.59%
Getlink SE	27,508	433,891
Vinci S.A.	58,577	6,407,865
		6,841,756
Italy–1.70%
Atlantia S.p.A.(a)	50,170	929,632
Infrastrutture Wireless Italiane S.p.A.(b)	107,217	1,155,711
		2,085,343
Japan–0.70%
Japan Airport Terminal Co. Ltd.(a)	9,300	403,009
Tokyo Gas Co. Ltd.	22,500	454,458
		857,467
Luxembourg–0.24%
SES S.A., FDR	38,191	294,487
Mexico–1.32%
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	7,963	1,617,763
Nigeria–0.53%
IHS Holding Ltd.(a)(c)	54,167	647,837
Spain–8.13%
Aena SME S.A.(a)(b)	24,642	3,999,437
Cellnex Telecom S.A.(b)	116,295	5,303,366
Ferrovial S.A.	23,772	660,740
		9,963,543
Shares		Value
United Kingdom–9.02%
National Grid PLC	476,661	$6,964,352
Pennon Group PLC	44,395	647,722
Severn Trent PLC	88,894	3,441,971
		11,054,045
United States–50.55%
American Tower Corp.	56,003	14,084,755
American Water Works Co., Inc.	13,594	2,185,915
CenterPoint Energy, Inc.	206,985	5,870,095
Cheniere Energy, Inc.	53,517	5,988,552
CMS Energy Corp.	66,214	4,262,857
Consolidated Edison, Inc.	35,934	3,106,494
Crown Castle International Corp.	5,460	996,505
Dominion Energy, Inc.	33,923	2,736,229
MPLX L.P.	47,152	1,547,529
National Fuel Gas Co.	33,638	2,042,836
NextEra Energy, Inc.	57,460	4,488,775
ONEOK, Inc.	32,452	1,969,187
PG&E Corp.(a)	212,834	2,722,147
SBA Communications Corp., Class A	17,798	5,792,181
Targa Resources Corp.	50,364	2,975,505
Williams Cos., Inc. (The)	38,252	1,145,265
		61,914,827
Total Common Stocks & Other Equity Interests (Cost $104,810,921)		120,771,935
Money Market Funds–0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	5,012	5,012
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	2,495	2,495
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	5,727	5,727
Total Money Market Funds (Cost $13,234)		13,234
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.60% (Cost $104,824,155)		120,785,169
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.50%
Invesco Private Government Fund, 0.02%(d)(e)(f)	183,437	183,437
Invesco Private Prime Fund, 0.11%(d)(e)(f)	427,933	428,018
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $611,478)		611,455
TOTAL INVESTMENTS IN SECURITIES—99.10% (Cost $105,435,633)		121,396,624
OTHER ASSETS LESS LIABILITIES–0.90%		1,099,885
NET ASSETS–100.00%		$122,496,509

See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
FDR	– Fiduciary Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $10,458,514, which represented 8.54% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$465,295	$3,110,059	$(3,570,342)	$-	$-	$5,012	$22
Invesco Liquid Assets Portfolio, Institutional Class	315,112	2,221,469	(2,534,043)	(9)	(34)	2,495	7
Invesco Treasury Portfolio, Institutional Class	531,766	3,554,352	(4,080,391)	-	-	5,727	10
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	223,621	(40,184)	-	-	183,437	2*
Invesco Private Prime Fund	-	509,228	(81,190)	(23)	3	428,018	30*
Total	$1,312,173	$9,618,729	$(10,306,150)	$(32)	$(31)	$624,689	$71

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$2,709,823	$—	$2,709,823
Brazil	848,860	—	—	848,860
Canada	16,937,636	—	—	16,937,636
China	—	4,998,548	—	4,998,548
France	—	6,841,756	—	6,841,756
Italy	—	2,085,343	—	2,085,343
Japan	—	857,467	—	857,467
Luxembourg	—	294,487	—	294,487
Mexico	1,617,763	—	—	1,617,763
Nigeria	647,837	—	—	647,837
Spain	—	9,963,543	—	9,963,543
United Kingdom	—	11,054,045	—	11,054,045
United States	61,914,827	—	—	61,914,827
Money Market Funds	13,234	611,455	—	624,689
Total Investments	$81,980,157	$39,416,467	$—	$121,396,624
Invesco Global Infrastructure Fund